Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	AUGUST 6, 2026SUPPLEMENT TOHARTFORD FIXED INCOME FUNDS PROSPECTUS
DATED FEBRUARY 27, 2026, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information regarding Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund), including information related to a mutual fund to exchange traded fund conversion and amending and restating the Hartford Hybrid and Credit Opportunities Fund Summary Section to reflect the updates to the Fund that were effective July 31, 2026. This Supplement should be read in connection with your Statutory Prospectus.(B) Amended and Restated Summary Section for Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund) Effective immediately, the summary section for Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund) in the above referenced Statutory Prospectus is deleted in its entirety and replaced with the following:HARTFORD HYBRID AND CREDIT OPPORTUNITIES FUND SUMMARY SECTION(formerly, Hartford Low Duration High Income Fund)INVESTMENT OBJECTIVE. The Fund seeks to provide long-term total return and current income.YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 158 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.Shareholder Fees (fees paid directly from your investment):Share ClassesACIR3R4R5YFMaximum sales charge (load) imposed on purchases (as a percentage of offering price)3.00%NoneNoneNoneNoneNoneNoneNoneMaximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)None1.00%NoneNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5YFManagement fees0.60%0.60%0.60%0.60%0.60%0.60%0.60%0.60%Distribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneOther expenses0.29%0.29%0.23%0.38%0.33%0.26%0.26%0.16%Total annual fund operating expenses1.14%1.89%0.83%1.48%1.18%0.86%0.86%0.76%Fee waiver and/or expense reimbursement0.14%0.14%0.08%0.16%0.16%0.14%0.14%0.11%Total annual fund operating expenses after fee waiver and/or expense reimbursement1.00%1.75%0.75%1.32%1.02%0.72%0.72%0.65%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Other expenses” for Class R3 have been restated to reflect the estimated transfer agency fees for the current fiscal year.(3)Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class C), 0.75% (Class I), 1.32% (Class R3), 1.02% (Class R4), 0.72% (Class R5), 0.72% (Class Y), and 0.65% (Class F). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$399$638$896$1,632C$278$580$1,008$2,200I$77$257$453$1,018R3$134$452$793$1,755R4$104$359$634$1,418R5$74$260$463$1,048Y$74$260$463$1,048F$66$232$412$932If you did not redeem your shares:C$178$580$1,008$2,200Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by primarily investing in hybrid capital securities and other credit-related instruments of corporate issuers globally that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return and current income perspective. The Fund normally invests at least 80% of its assets in a combination of hybrid capital securities and other credit-related instruments.Hybrid capital securities and other credit related instruments include, but are not limited to, traditional preferred securities, trust preferred securities, floating rate preferred securities, convertible securities (including contingent convertible securities (“CoCos”) and additional tier 1 instruments), junior subordinated debt, corporate bonds, bank loans and loan participation interests, fixed-income securities issued by foreign governments (including quasi-sovereign debt), and U.S. government and U.S. government agency securities. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.The Fund may use derivatives such as futures, options, currency forwards and/or swaps to manage portfolio risk, to efficiently obtain exposure to hybrid capital securities and/or other credit-related instruments and for other investment purposes. The Fund may use futures to equitize cash. The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. Wellington Management will tactically shift the Fund’s holdings and asset allocations as appropriate based on market conditions and its view of investment opportunities across the capital structure of the global corporate universe. Wellington Management focuses on the hybrid and fixed income portion of the capital structure. The Fund uses both a top-down and bottom-up security selection approach. The Fund may invest in securities of any maturity or duration. The Fund normally invests in both investment grade securities and non-investment grade securities (also known as “junk bonds”). The Fund’s investment manager, Hartford Funds Management Company, LLC, may seek to manage distributions throughout the year to help reduce fluctuations in monthly dividends. As a result, the Fund may not distribute all of its net investment income on a monthly basis.PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events (or threat thereof), such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.Preferred and Other Hybrid Securities Risk – Preferred and other hybrid securities may be subject to greater credit risk and other risks than more senior debt instruments. Preferred and other hybrid securities are also subject to risks related to limited or no voting rights, deferred and omitted distributions, interest rate risk, liquidity risk, regulatory or tax changes, volatility risk, and optional or mandatory redemption provisions. When debt obligations are prepaid or when securities are redeemed, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss. Investments in preferred and other hybrid securities may also be subject to extension risk (the risk that a rise in interest rates or credit spreads will extend the life of a security to a date later than the anticipated repayment date, causing the value of the investment to decrease). Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. The market for trust preferred securities may be more volatile than those of conventional debt securities and there can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell its holdings.Convertible Securities Risk – Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.CoCos and additional tier 1 instruments are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” In certain circumstances, the principal of CoCos and additional tier 1 instruments may be written down to zero even when the underlying equity may retain value. The value of CoCos and additional tier 1 instruments is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos and additional tier 1 instruments; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Investments in CoCos and additional tier 1 instruments may be considered speculative.Distribution Risk – The Fund is not designed to provide a predictable level of dividend income. The income payable on the Fund’s investments in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income will fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and volatility of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or that such dividends will not fluctuate.High Yield Investments Risk – High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.Loans and Loan Participations Risk – Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation. Many loans are subject to restrictions on resale (thus affecting their liquidity) and may be difficult to value. As a result, the Fund may be unable to sell its loan interests at an advantageous time or price. Loans and loan participations typically have extended settlement periods (generally greater than 7 days). As a result of these extended settlement periods, the Fund may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates). The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower. Loan interests may not be considered “securities,” and purchasers, such as the Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.Call Risk – Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.Counterparty Risk – The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.Leverage Risk – Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so.Futures and Options Risk – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.Swaps Risk – A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s foreign investments. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.Restricted Securities Risk – Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.Volatility Risk – The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.Active Trading Risk – Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and ”More Information About Risks“ in the Fund’s statutory prospectus.PAST PERFORMANCE. The performance information provides some indication of the risks of investing in the Fund. Keep in mind that past performance (before and after taxes) does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:●Assume reinvestment of all dividends and distributions ●Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.●Reflect the Fund’s performance when it pursued different investment objectives and principal investment strategies prior to July 31, 2026The bar chart:●Shows how the Fund’s total return has varied from year to year ●Returns do not include sales charges. If sales charges were reflected, returns would have been lower●Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.Total returns by calendar year (excludes sales charges)During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return11.15%June 30, 2020Worst Quarter Return-15.41%March 31, 2020Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of three indices. Effective July 31, 2026, the Fund changed its performance index from the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index to the ICE BofA US All Capital Securities Index because the Fund’s investment manager believes that the new performance index better reflects the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Average annual total returns for periods ending December 31, 2025 (including sales charges)Share Classes1 Year5 Years10 YearsClass A – Return Before Taxes4.04%4.24%4.84%– Return After Taxes on Distributions1.34%1.77%2.64%– Return After Taxes on Distributions and Sale of Fund Shares2.34%2.14%2.74%Share Classes (Return Before Taxes)Class C5.46%4.10%4.38%Class I7.65%5.15%5.39%Class R36.92%4.54%4.84%Class R47.24%4.87%5.16%Class R57.57%5.18%5.47%Class Y7.57%5.17%5.46%Class F7.64%5.20%5.46%ICE BofA US All Capital Securities Index (reflects no deduction for fees, expenses or taxes)6.77%2.41%4.64%Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)7.30%-0.36%2.01%ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)7.46%5.30%5.51%*Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.